UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE (LOSS) INCOME - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue		$ 25,754,473	$ 19,259,492
Cost of revenue		(21,486,338)	(16,881,818)
Gross profit		4,268,135	2,377,674
Other income		814,457	1,212,936
Selling and marketing expenses		(1,562,277)	(133,977)
General and administrative expenses		(7,107,000)	(2,601,763)
Impairment loss on intangible asset		(4,063,000)	0
Other expenses		(31,918)	(26,029)
Change in fair value of warrant liability		(24,075)	55,125
Operating (loss)/profit		(7,705,678)	883,966
Finance cost		(367,270)	(191,142)
(Loss)/Profit before tax		(8,072,948)	692,824
Income tax expenses		(123,038)	(90,838)
(Loss)/Profit for the period		(8,195,986)	601,986
Foreign currency translation differences - foreign operations		290,378	(79,383)
Total comprehensive (loss)/income for the period		(7,905,608)	522,603
(Loss)/Profit attributable to:
Equity owners of the Company		(8,246,755)	601,242
Non-controlling interests		50,769	744
(Loss)/Profit for the period		(8,195,986)	601,986
Foreign currency translation differences - foreign operations		290,378	(79,383)
Total comprehensive (loss)/income attributable to:
Equity owners of the Company		(7,963,848)	521,108
Non-controlling interests		58,240	1,495
Total comprehensive (loss)/income for the period		$ (7,905,608)	$ 522,603
Basic (loss)/earnings per share (in Dollars per share)	[1]	$ (0.207)	$ 0.016
Diluted (loss)/earnings per share (in Dollars per share)	[1]	$ (0.207)	$ 0.016
Weighted average number of shares
Basic (in Shares)		39,775,524	38,506,507	[1]
Diluted (in Shares)		39,775,524	38,506,507

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization.